Note 14 - Subsequent Event (Details Textual) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
		Feb. 28, 2015	Feb. 27, 2015	Sep. 30, 2015		Apr. 08, 2015	Mar. 20, 2015	Dec. 31, 2014	May. 14, 2013	Apr. 30, 2013	Jan. 17, 2013	Dec. 31, 2012
Series C Convertible Preferred Stock [Member] | Subsequent Event [Member]
Proceeds from Issuance of Convertible Preferred Stock			$ 3.0
Convertible Preferred Stock, Conversion Price Per Share			$ 0.18
Convertible Preferred Stock, Total Conversion Shares			16,666,666
Series C Convertible Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock		$ 2.7
Convertible Preferred Stock, Conversion Price Per Share		$ 0.18				$ 0.142	$ 0.142
Convertible Preferred Stock, Total Conversion Shares						21,126,760
Subsequent Event [Member] | Series D Warrants [Member] | Placement Agent for Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,333,333
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.22
Subsequent Event [Member] | Series D Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.22
Subsequent Event [Member] | Series E Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.18
Subsequent Event [Member] | Series F Warrants [Members]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.22
Series D Warrants [Member] | Placement Agent for Offering [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,333,333
Class of Warrant or Right, Exercise Price of Warrants or Rights	[1]			$ 0.17
Series D Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		16,666,666
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.22		0.17	[1]
Series E Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.18		0.14	[1]		0.142
Series F Warrants [Members]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.22		0.17	[1]		$ 0.1704
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		49,999,998
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.20				$ 0.66	$ 0.50	$ 0.60	$ 0.60	$ 0.75

[1]	See discussion under "Series C Convertible Preferred Stock" in Note 7.